Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares
EMI Scheme
Share-based payments
Outstanding, start of period	11,702,317	21,011,084
Exercised during the period		(7,686,919)
Forfeited during the period	(1,626,460)	(1,621,848)
Outstanding, end of period	10,075,857	11,702,317
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 0.25	£ 0.19
Weighted average exercise price, Exercised during the period | £ / shares		0.10
Weighted average exercise price, Forfeited during the period | £ / shares	0.12	0.24
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 0.27	£ 0.25
2021 Incentive Plan
Share-based payments
Outstanding, start of period	9,985,971	4,355,669
Granted during the period	1,114,835	7,370,598
Exercised during the period	(217,121)	(1,024,523)
Forfeited during the period	(134,817)	(715,773)
Outstanding, end of period	10,748,868	9,985,971
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 0.12	£ 1.44
Weighted average exercise price, Granted during the period | £ / shares		0.06
Weighted average exercise price, Forfeited during the period | £ / shares	0.36	0.77
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 0.11	£ 0.12